Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net income (loss) for the period	$ 82,726	$ (25,971)
Adjustments for:
Depletion and amortization	56,940	51,982
Income tax expense	50,143	6,832
Finance expenses, net	49,894	45,209
Share-based compensation expense	6,326	4,152
Loss (gain) on derivatives	4,919	(16,274)
Unrealized foreign exchange (gain) loss	(11,875)	30,027
Gain on Cariboo acquisition	(46,212)	0
Amortization of deferred revenue	(6,497)	(5,982)
Deferred revenue deposit	13,586	0
Other operating activities	(739)	(3,263)
Net change in working capital	(48,119)	(5,446)
Cash provided by operating activities	151,092	81,266
Investing activities
Gibraltar capitalized stripping costs	(55,552)	(32,017)
Gibraltar sustaining capital expenditures	(31,092)	(18,108)
Gibraltar capital project expenditures	(31,291)	(29,551)
Florence Copper development costs	(52,390)	(101,296)
Other project development costs	(2,755)	(966)
Acquisition of Cariboo, net	2,948	0
Purchase of copper price options	(3,192)	(7,269)
Proceeds from copper put options	1,832	22,539
Other investing activities	3,887	262
Cash used for investing activities	(167,605)	(166,406)
Financing activities
Interest paid	(47,755)	(39,363)
Revolving credit facility advances	26,494	0
(Repayment of) Proceeds from Gibraltar equipment financings, net	(18,691)	5,327
Proceeds from Florence project facilities, net	33,287	0
Share-based compensation	(385)	(1,200)
Cash used for financing activities	(7,050)	(35,236)
Effect of exchange rate changes on cash and equivalents	(818)	4,467
Decrease in cash and equivalents	(24,381)	(115,909)
Cash and equivalents, beginning of year	120,858	236,767
Cash and equivalents, end of year	$ 96,477	$ 120,858